Summary of Significant Accounting Policies - Revenues per Category (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	$ 97,127	$ 113,511	$ 188,210	$ 221,959
COA/Voyage revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	17,289	15,364	28,739	27,793
Time chartering revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	51,966	73,517	105,017	144,136
Port terminal revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	21,636	19,683	35,828	36,657
Storage fees (dry port) revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	19	437	2,842	896
Dockage revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	1,476	1,083	1,909	1,603
Liquid port terminal revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	1,271	932	2,267	2,159
Other
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	61	398	351	559
Sale of products revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	3,409	2,097	11,257	8,156
Dry Bulk Vessel Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	38,302	52,900	72,562	105,582
Dry Bulk Vessel Operations | COA/Voyage revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	2,793	0	2,793	0
Dry Bulk Vessel Operations | Time chartering revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	35,680	52,856	69,705	105,521
Dry Bulk Vessel Operations | Other
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	(171)	44	64	61
Logistics Business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	58,825	60,611	115,648	116,377
Logistics Business | COA/Voyage revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	14,496	15,364	25,946	27,793
Logistics Business | Time chartering revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	16,286	20,661	35,312	38,615
Logistics Business | Port terminal revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	21,636	19,683	35,828	36,657
Logistics Business | Storage fees (dry port) revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	19	437	2,842	896
Logistics Business | Dockage revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	1,476	1,083	1,909	1,603
Logistics Business | Liquid port terminal revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	1,271	932	2,267	2,159
Logistics Business | Other
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	232	354	287	498
Logistics Business | Sale of products revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	$ 3,409	$ 2,097	$ 11,257	$ 8,156